UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-23404
Investment Company Act file number

623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Address of principal executive offices) (Zip code)

THE CORPORATION TRUST COMPANY
Corporation Trust Center, 1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

1-888-625-7768
Registrant's telephone number, including area code:

Date of fiscal year end: 04/30

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

North Capital Treasury Money Market Fund
Period: 7/1/2022 to 6/30/2023

There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) North Capital Funds Trust

By (Signature and Title)* /s/ James Dowd
                                         James Dowd, President of the Trust

Date:   7/26/2023

By (Signature and Title)* /s/ Michael Weaver
                                         Michael Weaver, Secretary of the Trust

Date:   7/26/2023

* Print the name and title of each signing officer under his or her signature.